Borrowings	12 Months Ended
Mar. 31, 2026
Disclosure Borrowings Abstract
Borrowings

32. Borrowings

		March 31,
	Term	2025	2026
Current
Secured
Vehicle loan	Less than 1 year	10,136	14,719
Bank overdraft and cash credit	Less than 1 year	57,134	441,470
Sale bill discounting	Less than 1 year	457,850	247,938
Total		525,120	704,127

Non-Current
Vehicle loan	More than 1 year	20,744	12,090
Total		20,744	12,090

	Currency	Interest Rate	Year of Maturity	2025	2026
Vehicle loan	INR	7%-11.25%	2026-2031	30,880	26,809
Sale bill discounting	INR	Floating rate*	On demand	457,850	247,938
Bank overdraft and cash credit	INR	Floating rate**	On demand	57,134	441,470
				545,864	716,217

*	3M MCLR + 0.20% to 0.50% spread
**	3M/ 12M MCLR + 0.20% to 1.00% spread

Sales bill discounting (including sublimits of bank overdraft, cash credit and bank guarantee)#

The Group has a facility of INR Nil for bill discounting and bank guarantee (March 31, 2025: INR 150,000 for bank guarantee) from ICICI Bank. The facility is secured by pari passu charges on the entire current assets and all movable fixed assets of the Group, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2026, the Group has utilized INR Nil for bill discounting and INR Nil for bank guarantee (March 31, 2025: INR 121,000 for bank guarantee) out of the above facility.

The Group has facility of INR 820,000 (March 31, 2025: INR 820,000) for bill discounting from Axis Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Axis Bank, pari passu charges on the entire other current assets and all movable fixed assets of the Group, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2026, the Group has utilised INR 344,000 (March 31, 2025: INR 156,600) out of the above facility.

The Group has a facility of INR 850,000 for bill discounting and INR 100,000 for bank guarantee (March 31, 2025: INR 600,000 for bill discounting) from Federal Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Federal Bank, pari passu charges on the entire other current assets and all movable fixed assets of “Yatra Online Limited” and “Globe All India Services Limited”, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2026, the Group has utilised INR 304,400 for bill discounting and INR Nil for bank guarantee (March 31, 2025: INR 100,000) out of the above facility.

The Group has a facility of INR 650,000 (March 31, 2025: INR 650,000) for bill discounting and bank guarantee from IDFC Bank. The facility is fully secured against exclusive charge on specific receivables discounted by IDFC Bank, pari passu charges on the entire other current assets and all movable fixed assets of the Group, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2026, the Group has utilised INR 41,000 (March 31, 2025: INR 158,400) for bill discouting and INR 200,000 (March 31, 2025: INR 150,000) for bank guarantee.

The Group has a facility of INR 50,000 for bank guarantee (March 31, 2025: INR 200,000 for bill discounting and bank guarantee) from Yes Bank. The facility is fully secured against exclusive charge on specific receivables discounted by Yes Bank, pari passu charges on the entire other current assets and all movable fixed assets of the Group, both present and future and cash margin in the form of fixed deposits for 20% of the facility. As on March 31, 2026, the Group has utilised INR 50,000 for bank guarantee (March 31, 2025: INR Nil for bill discounting and bank guarantee).

# Refer to Note 26 for details of discounted receivables.

Vehicle loan

This includes the vehicles taken on loan by the Group refer note 19 . Further some loan are secured by term deposits refer note 23.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)